Property, Plant and Equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 3,700	€ 4,289
Increase (decrease) through transfers and other changes, property, plant and equipment	170	209
Impairment loss recognised in other comprehensive income, property, plant and equipment	3	59
Acquisitions through business combinations, property, plant and equipment		37
Telefónica Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in other comprehensive income, property, plant and equipment		56
Oi Group
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		29
Incremental
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		1
BE-terna
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		6
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,092	1,288
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Additions	747	854
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,130	1,277
Telefónica Hispam
Disclosure of detailed information about property, plant and equipment [line items]
Additions	586	732
Fiber Optic Assets In Peru
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers and other changes, property, plant and equipment	€ 163
Telefónica México
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in depreciation, property, plant and equipment		€ 8	€ 47